Management of financial risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Currency risk | Discount rate
Management of financial risk
Impact on post tax profit due to increase in foreign currency	¥ 1,752	¥ (4,028)	¥ 52,506
Impact on post tax profit due to decrease in foreign currency	(1,752)	4,028	(52,506)
Impact on other components of equity due to increase in foreign currency	230,632	260,467	618,581
Impact on other components of equity due to a decrease in foreign currency	¥ (230,632)	¥ (260,467)	¥ (618,581)
Interest rate risk
Management of financial risk
Percentage of reasonably possible increase in risk assumption	2.00%	2.00%
Interest rate risk | HKD
Management of financial risk
Impact on earnings over the next 12 months if interest rates rise by 200 basis points	¥ (9,000)	¥ (20,000)
Impact on economic value if interest rates rise by 200 basis points	(25,000)	(27,000)
Interest rate risk | USD
Management of financial risk
Impact on earnings over the next 12 months if interest rates rise by 200 basis points	9,000
Impact on economic value if interest rates rise by 200 basis points	(1,000)
Interest rate risk | RMB
Management of financial risk
Impact on earnings over the next 12 months if interest rates rise by 200 basis points	¥ 1,000	¥ 4,000